Shareholders’ Equity	12 Months Ended
Dec. 31, 2024
Shareholders’ Equity [Abstract]
SHAREHOLDERS’ EQUITY

NOTE 25 – SHAREHOLDERS’ EQUITY

Ordinary shares

The Company is authorized to issue 500,000,000 ordinary shares of par value of $0.0001 each, comprising of: (i) 450,000,000 Class A Ordinary Shares of par value of USD0.0001 each, and (ii) 50,000,000 Class B Ordinary Shares of par value of USD0.0001 each. There are currently 49,588,235 issued and outstanding Class A Ordinary Shares and 1,000,000 issued and outstanding Class B Ordinary Shares.

Holders of Class A Ordinary Shares and Class B Ordinary Shares shall always vote together as one class on all resolutions submitted to a vote by the Members. Each Class A Ordinary Share shall entitle the holder thereof to one (1) vote on all matters subject to vote at general meetings of the Company, and each Class B ordinary share shall entitle the holder thereof to twenty (20) votes on all matters subject to vote at general meetings of the Company. Each Class B Ordinary Share is convertible into one (1) Class A Ordinary Share at any time at the option of the holder thereof. In no event shall Class A Ordinary Shares be convertible into Class B Ordinary Shares. Save and except for voting rights and conversion rights, Class A Ordinary Shares and Class B Ordinary Shares shall rank pari passu with one another and shall have the same rights, preferences, privileges and restrictions.

Initial Public Offering

On December 14, 2022, the Company consummated its initial public offering (“IPO”) of 3,000,000 Class A ordinary shares at a price of $4.00 per share, generating gross proceeds to the Company of $12,000,000 before deducting underwriting discounts and commissions and offering expenses. After deducting underwriting discounts, commissions and expenses related to the offering, the Company recorded $10,646,322 (with $1,200 in par value and $10,645,122 in additional paid in capital) net proceeds from its initial public offering. The underwriter was granted a 45-day over-allotment option to purchase up to an additional 450,000 Class A ordinary shares at the initial public offering price. Meanwhile, other costs incurred in the IPO totaled $1,061,170, the main nature of which was professional fees. As a result, Class A shares increased by $300, and additional paid-in capital increased by $9,584,612.

Private Placement

On May 20, 2024, the Company entered into securities purchase agreements (the “Securities Purchase Agreements”) with certain purchasers (“Purchasers”) in connection with the issuance and sale (the “Private Placement”) of (i) an aggregate of 16,000,000 Class A ordinary shares, par value US$0.0001 per share, of the Company (the “Class A Ordinary Shares”) and (ii) warrants (the “Warrants,” together with the Class A Ordinary Shares, the “Securities”) to purchase an aggregate of 32,000,000 Class A Ordinary Shares at an exercise price of $0.50 per share, subject to adjustment as provided therein, for an aggregate of purchase price of $8,000,000. The Warrants will become exercisable for cash or on a cashless basis upon issuance and will expire three years after the issuance date. In November 2024, Purchasers exercised warrants on a cashless basis, and the Company issued 22,588,235 Class A ordinary shares. As of December 31, 2024, all warrants were exercised.

Statutory Reserve

The Company’s PRC subsidiaries are required to make appropriations to certain reserve funds, comprising the statutory surplus reserve and the discretionary surplus reserve, based on after-tax net income determined in accordance with generally accepted accounting principles of the PRC (“PRC GAAP”). Appropriations to the statutory surplus reserve are required to be at least 10% of the after-tax net income determined in accordance with PRC GAAP until the reserve is equal to 50% of the entity’s registered capital. Appropriations to the discretionary surplus reserve are made at the discretion of the Board of Directors of each of the PRC subsidiaries. The reserved amount as determined pursuant to PRC statutory laws totaled $1,123,204 and $1,113,170 as of December 31, 2024 and 2023, respectively.

Under PRC laws and regulations, paid in capital, additional paid in capital, and statutory surplus reserves are restricted to set-off against losses, expansion of production and operation and increasing registered capital of the respective company and are not distributable other than upon liquidation. The reserves are not allowed to be transferred to the Company in terms of cash dividends, loans or advances, nor are they allowed for distribution except under liquidation.